FAIR VALUE MEASUREMENTS - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
The estimated fair values of long-term debt	$ 2,113,560	$ 1,959,195
The carrying value of long-term debt, excluding unamortized deferred financing costs and original issue premiums	$ 2,347,128	$ 2,450,128